Taxes Payable	12 Months Ended
Dec. 31, 2016
Taxes Payable
Taxes Payable

12.Taxes Payable

The following is a summary of taxes payable as of December 31, 2015 and 2016 (in thousands):

	December 31,	December 31,
	2015	2016
	RMB	RMB
Sales tax	60,631	55,996
Withholding individual income taxes for employees	88,548	131,006
Enterprise income taxes	531,788	1,360,686
Others	55,247	174,813

	736,214	1,722,501